Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (11,847,981)	$ (6,314,047)	$ (8,351,651)	$ (4,924,617)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	82,516	113,735	143,859	185,803
Share-based compensation expense	523,961	761,344	880,789	634,082
Allowance for bad debt		362,176	362,176
Warrant inducement expense	5,620,089
Gain on fair value of liability classified warrants	(39,642)	(416,796)	(499,138)	(3,269,148)
Changes in operating assets and liabilities:
Trade and other receivables	12,285	232,903	272,993	18,745
Prepaid expenses	(1,059,139)	(235,946)	(142,310)	32,303
ROU and other assets	24,207	24,938	39,643	(3,991)
Accounts payable and accrued expenses	(84,679)	340,673	(15,741)	(36,991)
Accrued bonuses	(36,936)		135,686	(418,625)
Other current liabilities	3,860	(48,110)	(47,414)	11,490
Lease and other long term liabilities	(29,089)	(27,618)	(34,572)	(1,876)
Net cash used in operating activities	(6,830,548)	(5,206,748)	(7,255,680)	(7,692,419)
Cash flows from investing activities:
Net cash provided by investing activities				4,998,286
Cash flows from financing activities:
Proceeds from sale of common stock, net	11,150,318	6,552,842
Proceeds from warrant exercises	3,547,894	131	236
Proceeds from short-term note payable		414,320	414,320	349,578
Payments of short-term note payable	(232,296)	(241,061)	(377,893)	(363,345)
Net cash provided by (used in) financing activities	14,465,916	6,726,232	6,589,505	1,814,233
Effects of exchange rates on cash	1,810	(6,758)	(6,018)	(7,930)
Net increase in cash and cash equivalents	7,637,178	1,512,726	(672,193)	(887,830)
Cash and cash equivalents, beginning of period	5,114,917	5,787,110	5,787,110	6,674,940
Cash and cash equivalents, end of period	12,752,095	7,299,836	5,114,917	5,787,110
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 14,015	$ 4,437	$ 8,920	$ 7,698